Consolidated statement of financial position - GBP (£) £ in Millions	Mar. 31, 2018		Mar. 31, 2017 [1]	Mar. 31, 2016	Mar. 31, 2015
Non-current assets
Goodwill	£ 5,444		£ 6,096
Other intangible assets	899		923
Property, plant and equipment	39,853		39,825
Other non-current assets	115		69
Pension assets	1,409		603
Financial and other investments	899		1,100
Investments in joint ventures and associates	2,168		2,083	£ 397
Derivative financial assets	1,319		1,567
Total non-current assets	52,106		52,266
Current assets
Inventories and current intangible assets	341		403
Trade and other receivables	2,798		2,728
Current tax assets	114		317
Financial and other investments	2,694		8,741	2,998
Derivative financial assets	405		246
Cash and cash equivalents	329		1,139	127
Total current assets	6,681		13,574
Total assets	58,787		65,840
Current liabilities
Borrowings	(4,447)		(5,496)
Derivative financial liabilities	(401)		(1,147)
Trade and other payables	(3,453)		(3,345)
Current tax liabilities	(123)		(107)
Provisions	(273)		(416)
Total current liabilities	(8,697)		(10,511)
Non-current liabilities
Borrowings	(22,178)		(23,142)
Derivative financial liabilities	(660)		(1,246)
Other non-current liabilities	(1,317)		(1,370)
Deferred tax liabilities	(3,636)		(4,479)
Pensions and other post-retirement benefit obligations	(1,672)		(2,536)
Provisions	(1,779)		(2,172)
Total non-current liabilities	(31,242)		(34,945)
Total liabilities	(39,939)		(45,456)
Net assets	18,848		20,384
Equity
Share capital	452		449
Share premium account	1,321		1,324
Retained earnings	21,599		22,582
Other equity reserves	(4,540)		(3,987)	(4,523)	£ (4,682)
Total shareholders’ equity	18,832		20,368
Non-controlling interests	16		16
Total equity	£ 18,848	[2]	£ 20,384	£ 13,565	£ 11,974

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).
[2]	Refer to note 7 for the effect of the share consolidation and the special dividend.